Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended		120 Months Ended	121 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%	[1]	14.29%
Russell Select Mid Cap® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.73%	6.93%	20.49%	[1]	12.47%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	17.81%		9.62%
T. Rowe Price Mid-Cap Index Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.54%	6.67%			12.25%
Performance Inception Date						Dec. 09, 2015
T. Rowe Price Mid-Cap Index Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.78%	5.83%			11.15%
T. Rowe Price Mid-Cap Index Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.37%	5.01%			9.80%
T. Rowe Price Mid-Cap Index Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.57%	6.78%			12.37%
Performance Inception Date						Dec. 09, 2015
T. Rowe Price Mid-Cap Index Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	12.75%	6.94%	20.51%
Performance Inception Date			Mar. 16, 2020
T. Rowe Price Small-Cap Index Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.53%	5.82%			9.38%
Performance Inception Date						Dec. 09, 2015
T. Rowe Price Small-Cap Index Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.82%	5.29%			8.35%
T. Rowe Price Small-Cap Index Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.72%	4.42%			7.32%
T. Rowe Price Small-Cap Index Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.69%	5.99%			9.55%
Performance Inception Date						Dec. 09, 2015
T. Rowe Price Small-Cap Index Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	12.88%	6.15%	17.96%
Performance Inception Date			Mar. 16, 2020

[1]	Return since 3/16/20.